Concentration Risk	12 Months Ended
Dec. 31, 2023
Concentration Risk [Abstract]
CONCENTRATION RISK
18.	CONCENTRATION RISK

The Company has a concentration of its account receivables with specific customers. As of December 31, 2023, two customers accounted for 18.3% and 17.8% of net accounts receivable, respectively. As of December 31, 2022, two customers accounted for 16.6% and 11.6% of net accounts receivable, respectively.

For the year ended December 31, 2023, one customer accounted for approximately 13.7% of the total revenue. For the year ended December 31, 2022, one customer accounted for approximately 15.9% of the total revenue. For the year ended December 31, 2021, three customers accounted for approximately 23.4%, 21.9% and 10.7% of the total revenue, respectively.

As of December 31, 2023 and 2022, the Company had insignificant balance of accounts payable and did not further assess the concentration risk of accounts payable.

For the year ended December 31, 2023, two suppliers accounted for approximately 29.4% and 15.7% of the total cost of service revenue and product purchase, respectively. For the year ended December 31, 2022, one supplier accounted for approximately 22.9% of the total cost of revenue. For the year ended December 31, 2021, two suppliers accounted for approximately 16.4% and 10.2% of the total cost of revenue, respectively.